Asset Acquisition and Non-controlling Interest (“NCI”) - Narrative (Details) $ in Thousands, € in Millions	Nov. 12, 2021 CAD ($) board_member	Nov. 12, 2021 EUR (€)	Jun. 30, 2022 CAD ($)	Nov. 12, 2021 EUR (€) board_member	Jun. 30, 2021 CAD ($)
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Non-controlling interests | $			$ 511		$ 0
Growery B.V.
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Percentage of voting equity interests acquired	40.00%			40.00%
Number of supervisory board members right to nomination	2			2
Number of supervisory board members	3			3
Cash paid	$ 600			€ 0.4
Non-controlling interests	900			0.6
Intangible assets	2,000			1.4
Transaction costs	100	€ 0.1
Growery B.V. | Achieving Sufficient Profits Available For Distribution
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Contingent consideration	5,800			4.0
Growery B.V. | Achieving Certain Revenue Targets
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Contingent consideration	$ 4,300			€ 3.0